INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK	12 Months Ended
Dec. 31, 2020
Disclosure of interests in subsidiaries [Abstract]
INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK
22 INVESTMENT IN SUBSIDIARY UNDERTAKINGS OF THE BANK

	2020	2019
	£m	£m
At 1 January	34,084	32,656
Additions and capital injections	1,055	1,766
Capital contributions	33	53
Capital repayments	(1,801)	(212)
Disposals	(18)	(20)
Impairment[1]	—	(159)
At 31 December	33,353	34,084
1During the year ended 31 December 2019 the Bank wrote-down the carrying value of its investments in certain subsidiaries, following a review of their financial position and anticipated future activities.
Certain subsidiary companies currently have insufficient distributable reserves to make dividend payments, however, there were no further significant restrictions on any of the Bank’s subsidiaries in paying dividends or repaying loans and advances. All regulated banking subsidiaries are required to maintain capital at levels agreed with the regulators; this may impact those subsidiaries’ ability to make distributions.